DEBT AGREEMENTS (Tables)	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Schedule of future minimum debt payments

Period ending March 31,
2023	$–
2024	–
2025	–
2026	–
2027 and after	1,201,661
Total	$1,201,661

Schedule of debt

	Face	Debt	Initial	Change	Derivative Balance
	Amount	Discount	Loss	in FMV	12/31/2021
	$90,228	$–	$58,959	$(29,258)	$99,112
	162,150	–	74,429	(52,579)	178,116
	72,488	–	11,381	(23,505)	79,625
	53,397	–	7,850	(19,765)	51,796
Subtotal	378,263	–	152,619	(125,107)	408,649
Transaction expense	–	–	–	–	–
	$378,263	$–	$152,619	$(125,107)	$408,649